Property, plant and equipment - Disclosure of movements of right-of-use assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	£ 728	£ 671
Exchange adjustments	(15)	(12)
Additions	200	200
Reclassifications		0
Reclassification to held for sale	(17)	(13)
Disposals	(3)	(3)
Depreciation charge for the year	(120)	(115)
Right-of-use assets, ending balance	773	728
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	293	281
Exchange adjustments	(6)	(5)
Additions	39	52
Reclassifications		0
Reclassification to held for sale	(2)	(12)
Disposals	0	(1)
Depreciation charge for the year	(21)	(22)
Right-of-use assets, ending balance	303	293
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	128	150
Exchange adjustments	(2)	(2)
Additions	2	2
Reclassifications		(5)
Reclassification to held for sale	(15)	0
Disposals	0	0
Depreciation charge for the year	(12)	(17)
Right-of-use assets, ending balance	101	128
Assets in the course of construction
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	0	0
Exchange adjustments	0	0
Additions	0	0
Reclassifications		0
Reclassification to held for sale	0	0
Disposals	0	0
Depreciation charge for the year	0	0
Right-of-use assets, ending balance	0	0
Motor vehicles and office equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	307	240
Exchange adjustments	(7)	(5)
Additions	159	146
Reclassifications		5
Reclassification to held for sale	0	(1)
Disposals	(3)	(2)
Depreciation charge for the year	(87)	(76)
Right-of-use assets, ending balance	£ 369	£ 307